Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005435 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005435 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005435 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005435 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005435 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005435 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005435 | Top10HoldingGeneral ElectricBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005435 | Top10HoldingChubbBNY-B3BQMF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005435 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005435 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000005435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000005435 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005435 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005435 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012104 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012104 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012104 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012104 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012104 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012104 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012104 | Top10HoldingGeneral ElectricBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012104 | Top10HoldingChubbBNY-B3BQMF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012104 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012104 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000012104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000012104 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000012104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000012104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000012104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012104 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166314 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166314 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166314 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166314 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166314 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166314 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166314 | Top10HoldingGeneral ElectricBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166314 | Top10HoldingChubbBNY-B3BQMF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166314 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166314 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000166314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000166314 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000166314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166314 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166314 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166314 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225815 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225815 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225815 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225815 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225815 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225815 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225815 | Top10HoldingGeneral ElectricBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225815 | Top10HoldingChubbBNY-B3BQMF6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225815 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225815 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000225815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000225815 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000225815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000225815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225815 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%